ING VARIABLE PORTFOLIOS, INC. ING Index Plus LargeCap Portfolio ING Index Plus MidCap Portfolio ING Index Plus SmallCap Portfolio	ING SERIES FUND, INC. ING Index Plus LargeCap Fund ING Index Plus MidCap Fund ING Index Plus SmallCap Fund

ING MUTUAL FUNDS ING Index Plus International Equity Fund

(each a “Portfolio or Fund” and collectively “Portfolios or Funds”)

Supplement dated December 5, 2011

to the Portfolios’/Funds’ current Prospectuses

(each a “Prospectus” and collectively “Prospectuses”)

Effective November 28, 2011, Sam Lam replaced Pranay Gupta as portfolio manager for the Portfolios/Funds. The Portfolios’/Funds’ Prospectuses are hereby revised as follows:

1.	The sub-section entitled “Portfolio Manager” of the summary section of the Portfolios’/Funds’ Prospectuses is deleted in its entirety and replaced with the following:

All Portfolios/Funds except ING Index Plus International Equity Fund

Portfolio Managers
Vincent Costa	Sam Lam
Portfolio Manager (since 05/06)	Portfolio Manager (since 11/11)

ING Index Plus International Equity Fund

Portfolio Managers
Vincent Costa	Sam Lam
Portfolio Manager (since 06/10)	Portfolio Manager (since 11/11)

2.	The section entitled “Management of the Portfolios/Funds – The Sub-Advisers and Portfolio Managers” for each of the above-referenced Portfolio/Fund is modified to delete all reference to Pranay Gupta and to include the following:

Sam Lam, Senior Portfolio Manager, is a member of the Engineered Investment Strategies Team. Mr. Lam joined ING IM in 2010. Prior to that he was with CLSA, Hong Kong (2008-2009), Concordia Advisors, London (1999-2007), and BARRA, London (1995-1999).

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ING VARIABLE PORTFOLIOS, INC. ING Index Plus LargeCap Portfolio ING Index Plus MidCap Portfolio ING Index Plus SmallCap Portfolio	ING SERIES FUND, INC. ING Index Plus LargeCap Fund ING Index Plus MidCap Fund ING Index Plus SmallCap Fund

ING MUTUAL FUNDS ING Index Plus International Equity Fund

(each a “Portfolio or Fund” and collectively “Portfolios or Funds”)

Supplement dated December 5, 2011

to the Portfolios’/Funds’ current Statement of Additional Information (“SAI”)

Effective November 28, 2011, Sam Lam replaced Pranay Gupta as portfolio manager for the Portfolios/Funds. All references to Pranay Gupta in each of the Portfolios’/Funds’ SAIs are hereby replaced with Sam Lam. In addition, the Portfolios’/Funds’ SAI’s are hereby revised as follows:

1.	The sections entitled “Portfolio Managers – ING IM – Other Accounts Managed” for each of the Portfolios’/Funds’ SAIs are hereby deleted in their entirety and within the applicable Portfolio/Fund, replaced with the following:

A.	ING VARIABLE PORTFOLIOS, INC.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of December 31, 2010.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph Basset	5	$2,445,469,265	0	$0	0	$0
Christopher F. Corapi	4	$6,128,449,006	3	$210,324,484	16	$205,409,374
Vincent Costa	33	$13,316,056,880	3	$124,245,602	14	$1,546,366,918
Sam Lam(1)	1	$175,863,810	0	$0	0	$0
Heather Hackett	27	$17,078,068,336	0	$0	0	$0
Christine Hurtsellers	16	$4,477,443,225	32	$8,806,867,858	21	$6,619,850,062
Michael Mata	4	$4,062,667,376	1	$75,835,869	1	$101,390,352
Michael Pytosh	1	$4,322,779,692	0	$0	0	$0
Steve Salopek	4	$1,295,670,886	2	$204,594,055	9(2)	$854,396,305
Matthew Toms	3	$3,534,151,488	0	$0	0	$0
David S. Yealy	5	$3,129,117,082	1	$30,609,372	0	$0
Paul Zemsky	41	$18,270,495,527	12(3)	$888,840,287	0	$0

(1)	As of September 30, 2011.
(2)	One of these Accounts with Total Assets of $121,781,371 has an advisory fee that is also based on the performance of the Account.
(3)	Two of these Accounts with Total Assets of $815,711,056 have an advisory fee that is also based on the performance of the Accounts.

B.	ING SERIES FUND, INC.

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of May 31, 2011.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Joseph Basset	6	$3,088,237,550	0	$0	0	$0
Christopher F. Corapi	5	$5,794,967,512	5	$345,669,598	28	$2,667,603,804
Vincent Costa	40	$14,746,814,139	3	$81,589,128	12	$1,580,866,316
Sam Lam(1)	1	$175,863,810	0	$0	0	$0
Michael Pytosh	2	$4,753,243,966	1	$206,244,439	1	$201,867,424
Steve Salopek(2)	5	$1,840,111,144	2	$236,496,461	10	$1,058,940,667
Paul Zemsky(3)	42	$18,916,655,582	15	$978,239,060	0	$0

(1)	As of September 30, 2011.
(2)	One of these accounts with total assets of $235,193,193 has an advisory fee that is also based on the performance of the account.
(3)	Two of these accounts with total assets of $879,268,646 have an advisory fee that is also based on the performance of the account.

C.	ING MUTUAL FUNDS

Other Accounts Managed

The following table shows the number of accounts and total assets in the accounts managed by the portfolio managers as of October 31, 2011.

Portfolio Manager	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accts
	Number of Accounts	Total Assets	Number of Accounts	Total Assets	Number of Accounts	Total Assets
Vincent Costa	33	$12,966,372,352	3	$125,087,717	14	$1,617,429,673
Sam Lam(1)	1	$175,863,810	0	$0	0	$0

(1)	As of September 30, 2011.

2.	The table within the section entitled “Portfolio Managers – ING IM – Portfolio Manager Ownership of Securities” of each SAI is hereby revised to delete the line item reference to Pranay Gupta and to add the following line item and footnote to each applicable table:

A.	ING VARIABLE PORTFOLIOS, INC.

Portfolio Manager	Portfolio	Dollar Range of Securities of the Portfolio Owned
Sam Lam(1)	Index Plus LargeCap Index Plus MidCap Index Plus SmallCap	None None None

(1)	As of September 30, 2011.

B.	ING SERIES FUND, INC.

Portfolio Manager	Portfolio	Dollar Range of Securities of the Portfolio Owned
Sam Lam(1)	Index Plus LargeCap Index Plus MidCap Index Plus SmallCap	None None None

(1)	As of September, 2011.

C.	ING MUTUAL FUNDS

Portfolio Manager	Dollar Range of Securities of the Portfolio Owned
Sam Lam(1)	None

(1)	As of September 30, 2011.

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